Concentrations and Risks (Tables) (Service providers, Bandwidth and server custody service provider)	12 Months Ended
Dec. 31, 2012
Service providers | Bandwidth and server custody service provider
Concentrations and Risks
Schedule of concentration risk by risk factor

	For the year ended December 31,
	2010	2011	2012
Total number of telecommunications service providers	12	12	11
Service providers providing 10% or more of the Company’s requirements	3	3	2
Total % of the Company’s requirements provided by 10% or greater service providers	87.9%	86.6%	82.1%